Goodwill, VOBA and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill, VOBA and Other Intangible Assets
Schedule of Goodwill

	Goodwill for the years ended December 31,
	2012	2011	2010
Balance as of January 1:
Goodwill	$156,817	$156,817	$156,817
Accumulated impairment loss	(139,532)	(139,532)	(75,244)
	17,285	17,285	81,573
Impairments*	0	0	(64,288)
Goodwill	156,817	156,817	156,817
Accumulated impairment losses	(139,532)	(139,532)	(139,532)
Balance as of December 31:	$17,285	$17,285	$17,285

*  See Notes 2 and 4 for further information.

VOBA
VOBA and Other Intangible Assets
Schedule of information about intangible assets
	For the years ended December 31,
	2012	2011	2010
Beginning balance	$14,833	$16,697	$18,783
Amortization, net of interest accrued	(1,728)	(1,864)	(2,086)
Ending balance	$13,105	$14,833	$16,697

Schedule of estimated amortization for the next five years and thereafter

At December 31, 2012 the estimated amortization of VOBA for the next five years and thereafter is as follows:

Year	Amount
2013	$1,550
2014	1,425
2015	1,323
2016	1,227
2017	1,131
Thereafter	6,449
Total	$13,105

Contract based intangibles
VOBA and Other Intangible Assets
Schedule of information about intangible assets

	As of December 31,
	2012			2011
	Carrying Value	Accumulated Amortization	Net Other Intangible Assets	Carrying Value	Accumulated Amortization	Net Other Intangible Assets
Contract based intangibles	$38,020	$(19,685)	$18,335	$38,020	$(17,897)	$20,123

Schedule of estimated amortization for the next five years and thereafter
Year	Amount
2013	$1,788
2014	1,788
2015	1,788
2016	1,788
2017	1,788
Thereafter	9,395
Total other intangible assets with finite lives	$18,335